Guarantor Condensed Consolidating Financial Information - Condensed Consolidating Balance Sheets (Details 3) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 366	$ 0	$ 0	$ 0
Accounts and notes receivable trade	859	846
Inventories	972	1,052
Prepaid expenses and other	104	43
Total current assets	2,301	1,941
Property, plant and equipment	9,015	9,282
Less: Accumulated depreciation	(5,838)	(5,974)
Net property, plant and equipment	3,177	3,308	2,972
Goodwill	166	198	198
Other intangible assets, net	10	11
Investments in affiliates	136	124	123
Investment in subsidiaries		0
Intercompany notes receivable	0
Other assets	508	377
Total assets	6,298	5,959
Current liabilities:
Accounts payable	973	1,046
Short-term borrowings and current maturities of long-term debt	39	0
Intercompany payable		0
Other accrued liabilities	454	352
Total current liabilities	1,466	1,398
Long-term debt	3,915	0
Other liabilities	553	464
Intercompany notes payable	0
Deferred income taxes	234	424
Total liabilities	$ 6,168	$ 2,286
Commitments and contingent liabilities
Equity
Total Chemours stockholder's equity	$ 126	$ 3,669
Noncontrolling interests	4	4
Total equity	130	3,673	3,217	3,167
Total liabilities and equity	6,298	5,959
Parent Issuer
Current assets:
Cash	0	0	0	0
Accounts and notes receivable trade		0
Intercompany receivable	3	0
Inventories		0
Prepaid expenses and other		0
Total current assets	3	0
Property, plant and equipment		0
Less: Accumulated depreciation		0
Net property, plant and equipment		0
Goodwill		0
Other intangible assets, net		0
Investments in affiliates		0
Investment in subsidiaries	3,105	3,669
Intercompany notes receivable	1,150
Other assets	19	0
Total assets	4,277	3,669
Current liabilities:
Accounts payable		0
Short-term borrowings and current maturities of long-term debt	15
Intercompany payable	202	0
Other accrued liabilities	21	0
Total current liabilities	238	0
Long-term debt	3,913
Other liabilities		0
Deferred income taxes		0
Total liabilities	4,151	0
Commitments and contingent liabilities	0	0
Equity
Total Chemours stockholder's equity	126	3,669
Noncontrolling interests		0
Total equity	126	3,669
Total liabilities and equity	4,277	3,669
Guarantor Subsidiaries
Current assets:
Cash	95	0	0	0
Accounts and notes receivable trade	344	355
Intercompany receivable	459	316
Inventories	493	510
Prepaid expenses and other	49	12
Total current assets	1,440	1,193
Property, plant and equipment	7,070	7,107
Less: Accumulated depreciation	(4,899)	(4,848)
Net property, plant and equipment	2,171	2,259
Goodwill	141	170
Other intangible assets, net	10	11
Investments in affiliates	9	0
Investment in subsidiaries		0
Other assets	275	332
Total assets	4,046	3,965
Current liabilities:
Accounts payable	637	614
Short-term borrowings and current maturities of long-term debt	24
Intercompany payable	54	42
Other accrued liabilities	287	248
Total current liabilities	1,002	904
Long-term debt	2
Other liabilities	456	454
Deferred income taxes	173	380
Total liabilities	1,633	1,738
Commitments and contingent liabilities	0	0
Equity
Total Chemours stockholder's equity	2,413	2,227
Noncontrolling interests		0
Total equity	2,413	2,227
Total liabilities and equity	4,046	3,965
Non-Guarantor Subsidiaries
Current assets:
Cash	271	0	0	0
Accounts and notes receivable trade	515	491
Intercompany receivable	54	42
Inventories	501	616
Prepaid expenses and other	52	16
Total current assets	1,393	1,165
Property, plant and equipment	1,945	2,175
Less: Accumulated depreciation	(939)	(1,126)
Net property, plant and equipment	1,006	1,049
Goodwill	25	28
Other intangible assets, net		0
Investments in affiliates	127	124
Investment in subsidiaries		0
Intercompany notes receivable	0
Other assets	214	45
Total assets	2,765	2,411
Current liabilities:
Accounts payable	336	432
Intercompany payable	260	316
Other accrued liabilities	146	104
Total current liabilities	742	852
Other liabilities	97	10
Intercompany notes payable	1,150
Deferred income taxes	61	44
Total liabilities	2,050	906
Commitments and contingent liabilities	0	0
Equity
Total Chemours stockholder's equity	711	1,501
Noncontrolling interests	4	4
Total equity	715	1,505
Total liabilities and equity	2,765	2,411
Eliminations and Adjustments
Current assets:
Cash	0	0	$ 0	$ 0
Accounts and notes receivable trade		0
Intercompany receivable	(516)	(358)
Inventories	(22)	(74)
Prepaid expenses and other	3	15
Total current assets	(535)	(417)
Property, plant and equipment		0
Less: Accumulated depreciation		0
Net property, plant and equipment		0
Goodwill		0
Other intangible assets, net		0
Investments in affiliates		0
Investment in subsidiaries	(3,105)	(3,669)
Intercompany notes receivable	(1,150)
Other assets		0
Total assets	(4,790)	(4,086)
Current liabilities:
Accounts payable	0	0
Intercompany payable	(516)	(358)
Other accrued liabilities		0
Total current liabilities	(516)	(358)
Other liabilities	0	0
Intercompany notes payable	(1,150)
Deferred income taxes		0
Total liabilities	(1,666)	(358)
Commitments and contingent liabilities	0	0
Equity
Total Chemours stockholder's equity	(3,124)	(3,728)
Noncontrolling interests		0
Total equity	(3,124)	(3,728)
Total liabilities and equity	$ (4,790)	$ (4,086)